Vessels	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment [Abstract]
Vessels
6.	Vessels:

December 31, 2017	Cost	Accumulated depreciation	Net book value
Vessels	$6,116,091	$1,725,237	$4,390,854
Vessels under construction	146,362	—	146,362
Vessels	$6,262,453	$1,725,237	$4,537,216

December 31, 2016	Cost	Accumulated depreciation	Net book value
Vessels	$6,126,220	$1,548,553	$4,577,667
Vessels under construction	306,182	—	306,182
Vessels	$6,432,402	$1,548,553	$4,883,849

During the year ended December 31, 2017, the Company capitalized interest costs of $9,757,000 (2016 – $8,161,000; 2015 – $5,361,000) to vessels under construction.

In 2017, the Company sold the Seaspan Alps, Seaspan Kenya, Seaspan Mourne and Seaspan Grouse, each a 4250 TEU vessel, for net sale proceeds of $37,100,000 resulting in a gain on disposition of $13,604,000.

In 2016, the Company sold the Seaspan Excellence and Seaspan Efficiency, each a 4600 TEU vessel for net sale proceeds of $12,078,000 resulting in a loss on disposition of $31,876,000.

The Company performed an impairment test of its vessels as of December 31, 2017. As of December 31, 2017, the Company concluded that there were circumstances which could be considered indicators that the carrying amount of its vessels may not be recoverable. Although current short-term charter rates and vessel market value for its smaller vessels, which are at the highest risk of impairment among its fleet, have generally shown improvement during 2017, time charter rates and vessel market values have remained volatile during 2017 and have not stabilized in any meaningful manner. The Company believes the continued instability in the market during 2017 to be an indicator of possible impairment. As a result, the Company performed an impairment test of its vessels at December 31, 2017 and determined that the undiscounted future cash flows each particular vessel was expected to generate over its remaining useful life was greater than its carrying value, and concluded no impairment charge was required.

As of December 31, 2016, the Company recorded non-cash vessel impairments of $285,195,000 for 16 vessels held for use, including four 4250 TEU, two 3500 TEU and ten 2500 TEU vessels.

No impairment was recorded as of December 31, 2017.